CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Net sales	$ 23,669	$ 24,677	$ 31,196
Finance and interest income	1,203	1,235	1,359
Total Revenues	24,872	25,912	32,555
Costs and Expenses
Cost of goods sold	19,539	20,357	25,534
Selling, general and administrative expenses	2,262	2,317	2,925
Research and development expenses	860	856	1,106
Restructuring expenses	44	84	184
Interest expense	1,028	1,106	1,318
Other, net	1,148	625	399
Total Costs and Expenses	24,881	25,345	31,466
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(9)	567	1,089
Income tax (expense)	(298)	(360)	(467)
Equity in income of unconsolidated subsidiaries and affiliates	58	41	86
Net income (loss)	(249)	248	708
Net income (loss) attributable to noncontrolling interests	3	(5)	(2)
Net income (loss) attributable to CNH Industrial N.V.	$ (252)	$ 253	$ 710
Earnings (loss) per share attributable to common shareholders
Basic	$ (0.18)	$ 0.19	$ 0.52
Diluted	(0.18)	0.19	0.52
Cash dividends declared per common share	$ 0.148	$ 0.214	$ 0.277